Taxes on Income (Details Textual) - USD ($) $ in Thousands			12 Months Ended
	Dec. 22, 2016	Jan. 04, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income [Abstract]
Percentage of corporate tax rates			23.00%	24.00%	25.00%
Description of corporate tax rate reduced	Furthermore, on December 22, 2016 the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which, inter alia, the corporate tax rate would be reduced from 25% to 23% in two steps. The first step will be to a rate of 24% as of January 2017 and the second step will be to a rate of 23% as of January 2018.	The Knesset plenum passed the Law for the Amendment of the Income Tax Ordinance (Amendment 216) - 2016, by which, inter alia, the corporate tax rate would be reduced by 1.5% to a rate of 25% as from January 1, 2016.
Net operating loss for tax			$ 40,000
Tax deductible temporary difference value			$ 2,169